Analysis of Group statement of financial position by segment (Details) - USD ($) $ in Millions		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Assets
Goodwill	[1]	$ 969
Deferred acquisition costs and other intangible assets	[1]	17,476
Reinsurers' share of insurance contract liabilities		13,856	[1]	$ 12,024
Other assets		9,327
Investment properties	[1]	25
Investment in joint ventures and associates accounted for using the equity method	[1]	1,500
Financial investments		404,096
Cash and cash equivalents		6,965	[1]	9,394		$ 6,604
Total assets	[1]	454,214
Shareholders' equity		19,477	[1]	21,968
Non-controlling interests	[1]	192
Total equity		19,669	[1]	21,991		21,771		$ 18,124
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		385,678
Unallocated surplus of with-profits funds	[1]	4,750
Core structural borrowings of shareholder-financed businesses	[1]	5,594
Operational borrowings	[1],[2]	2,645
Other Liabilities		35,878
Total liabilities	[1]	434,545
Total equity and liabilities	[1]	454,214
Property, plant and equipment		1,065	[1],[2]	482
Property, plant and equipment relating to continuing operations, included in Other assets		1,065		482
Accrued investment income and other debtors, included in Other assets		3,695		8,708
Accrued investment income and other debtors, expected to be settled within one year		3,191		7,834
Total continuing operations
Assets
Goodwill				634
Deferred acquisition costs and other intangible assets				14,936
Reinsurers' share of insurance contract liabilities				12,024
Other assets				12,385
Investment properties				14
Investment in joint ventures and associates accounted for using the equity method				1,262
Financial investments				338,969
Cash and cash equivalents				9,394
Total assets				389,618
Total equity				10,911
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)				329,678
Unallocated surplus of with-profits funds				3,198
Core structural borrowings of shareholder-financed businesses				9,761
Operational borrowings				1,160
Other Liabilities				34,910
Total liabilities				378,707
Total equity and liabilities				389,618
Unallocated to a segment (other operations)
Assets
Goodwill		43
Deferred acquisition costs and other intangible assets		58		55
Reinsurers' share of insurance contract liabilities		4		2
Other assets		3,339		2,829
Investment properties		11
Financial investments		1,407		2,998
Cash and cash equivalents		2,515		2,778
Total assets		7,377		8,662
Shareholders' equity		(318)
Non-controlling interests		37
Total equity		(281)		(4,439)
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		186		50		43
Core structural borrowings of shareholder-financed businesses		5,344		9,511
Operational borrowings		671		640
Other Liabilities		1,457		2,900
Total liabilities		7,658		13,101
Total equity and liabilities		7,377		8,662
Elimination of intra-group amounts
Assets
Other assets		(2,652)
Total assets		(2,652)
Liabilities
Other Liabilities		(2,652)
Total liabilities		(2,652)
Total equity and liabilities		(2,652)
Asia | Operating segments
Assets
Goodwill		926		634
Deferred acquisition costs and other intangible assets		5,154		3,741
Reinsurers' share of insurance contract liabilities		5,458		3,537
Other assets		3,208		4,987
Investment properties		7		6
Investment in joint ventures and associates accounted for using the equity method		1,500		1,262
Financial investments		131,499		103,016
Cash and cash equivalents		2,490		2,789
Total assets		150,242		119,972
Shareholders' equity		10,866
Non-controlling interests		155
Total equity		11,021		8,187
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		115,943		93,248
Unallocated surplus of with-profits funds		4,750		3,198
Operational borrowings		473		102
Other Liabilities		18,055		15,237
Total liabilities		139,221		111,785
Total equity and liabilities		150,242		119,972
US | Operating segments
Assets
Deferred acquisition costs and other intangible assets		12,264		11,140
Reinsurers' share of insurance contract liabilities		8,394		8,485
Other assets		5,432		4,569
Investment properties		7		8
Financial investments		271,190		232,955
Cash and cash equivalents		1,960		3,827
Total assets		299,247		260,984
Shareholders' equity		8,929
Total equity		8,929		7,163
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		269,549		236,380
Core structural borrowings of shareholder-financed businesses		250		250
Operational borrowings		1,501		418
Other Liabilities		19,018		16,773
Total liabilities		290,318		253,821
Total equity and liabilities		299,247		260,984
Effect of IFRS 16
Liabilities
Operational borrowings				541
Right-of-use assets recognised for continuing operations upon adoption of IFRS 16				527
Continuing and discontinued operations
Assets
Goodwill		969		2,365	[1],[3]	2,005	[1],[3]
Deferred acquisition costs and other intangible assets		$ 17,476		15,185	[1],[3]	14,896	[1],[3]
Reinsurers' share of insurance contract liabilities	[1],[3]			14,193		13,086
Other assets				14,595
Investment properties	[1],[3]			22,829		22,317
Investment in joint ventures and associates accounted for using the equity method	[1],[3]			2,207		1,916
Financial investments				547,522
Assets held for sale	[1],[3]			13,472		51
Cash and cash equivalents	[1],[3]			15,442		14,461
Total assets	[1],[3]			647,810		668,203
Shareholders' equity	[1],[3]			21,968		21,762
Non-controlling interests	[1],[3]			23		9
Total equity	[1],[3]			21,991		21,771
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)				521,286
Unallocated surplus of with-profits funds	[1],[3]			20,180		22,931
Core structural borrowings of shareholder-financed businesses	[1],[3]			9,761		8,496
Operational borrowings	[1],[2],[3]			6,289		7,450
Other Liabilities				54,844
Liabilities held for sale	[1],[3]			13,459
Total liabilities	[1],[3]			625,819		646,432
Total equity and liabilities	[1],[3]			647,810		668,203
Property, plant and equipment	[1],[2],[3]			1,795		$ 1,067
Continuing and discontinued operations | Elimination of intra-group amounts
Assets
Reinsurers' share of insurance contract liabilities				(1,412)
Other assets				(6,834)
Total assets				(8,246)
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)				(1,412)
Other Liabilities				(6,834)
Total liabilities				(8,246)
Total equity and liabilities				(8,246)
Continuing and discontinued operations | Effect of IFRS 16
Liabilities
Operational borrowings				955
UK & Europe Discontinued Operations (M&G Prudential)
Assets
Reinsurers' share of insurance contract liabilities				2,169
Liabilities
Property, plant and equipment				1,313
UK & Europe Discontinued Operations (M&G Prudential) | Operating segments
Assets
Goodwill				1,731
Deferred acquisition costs and other intangible assets				249
Reinsurers' share of insurance contract liabilities				3,581
Other assets				9,044
Investment properties				22,815
Investment in joint ventures and associates accounted for using the equity method				945
Financial investments				208,553
Assets held for sale				13,472
Cash and cash equivalents				6,048
Total assets				266,438
Total equity				11,080
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)				193,020
Unallocated surplus of with-profits funds				16,982
Operational borrowings				5,129
Other Liabilities				26,768
Liabilities held for sale				13,459
Total liabilities				255,358
Total equity and liabilities				266,438
UK & Europe Discontinued Operations (M&G Prudential) | Effect of IFRS 16
Liabilities
Operational borrowings				$ 414

[1]	The Group has adopted a change in its presentation currency from pounds sterling to US dollars at 31 December 2019 as described in note A1. Accordingly, the 31 December 2018 and 1 January 2018 comparative statements of financial position and the 2018 related notes have been re-presented retrospectively from the previously published results. As a result of this change, the statement of financial position as at 1 January 2018 has been re-presented in accordance with IAS 1
[2]	As at 1 January 2019, the Group applied IFRS 16 ‘Leases’, using the modified retrospective approach. Under this approach, comparative information is not restated. The application of the standard has resulted in the recognition of an additional lease liability and a corresponding ‘right-of-use’ asset of a similar amount as at 1 January 2019. See note A3 and note C13 for further details.
[3]	The 31 December 2018 and 1 January 2018 comparative statements of financial position included discontinued UK and Europe operations